Litigation - Provisions - Additional information (Details) - EUR (€) € in Millions				12 Months Ended
	Nov. 03, 2016	May 19, 2016	Dec. 17, 2015	Dec. 31, 2017
Disclosure of other provisions [line items]
Potential fines as a percent of revenue (as a percent)				10.00%
French Competition Authority, anti-competitive practices judicial inquiry [member] | FRANCE
Disclosure of other provisions [line items]
Fines imposed	€ 60	€ 117	€ 350